5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Amounts Due from Optionees (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Due from Related Parties	$ 0	$ 34,267
Alvalade - PorMining
Due from Related Parties	$ 0	$ 34,267